Document and Entity Information	Nov. 09, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity File Number	001-34058
Entity Registrant Name	CAPRICOR THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0363465
Entity Address, Address Line One	8840 Wilshire Blvd.
Entity Address, Adress Line Two	2nd Floor
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90211
City Area Code	310
Local Phone Number	358-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CAPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001133869
Amendment Flag	false